Ordinary shares and treasury stock (Details Narrative) $ / shares in Units, ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares
Class of Stock [Line Items]
Repurchase of ordinary shares | ¥		¥ 643,208		¥ 691,464		¥ 343,817
Ordinary stock, shares issued	1,550,071,169
Common Class A [Member]
Class of Stock [Line Items]
Repurchase of ordinary shares, shares	88,949,555	88,949,555	107,601,530	107,601,530	59,088,885	59,088,885
Repurchase of ordinary shares	$ 90.6	¥ 643,200	$ 97.9	¥ 691,500	$ 51.0	¥ 343,800
Weighted average price per shares | $ / shares	$ 1.02		$ 0.91		$ 0.86
Ordinary stock, shares issued	983,371,169		980,871,169
Ordinary stock, par value | $ / shares	$ 0.00001		$ 0.00001
Common Class B [Member]
Class of Stock [Line Items]
Ordinary stock, shares sold	2,500,000	2,500,000			10,000,000	10,000,000
Ordinary stock, shares issued	566,700,000		569,200,000
Ordinary stock, par value | $ / shares	$ 0.00001		$ 0.00001